Leases (Details) - USD ($) $ in Thousands		9 Months Ended
	Jan. 01, 2019	Sep. 30, 2019
Leases
Right-of-use assets	$ 5,747	$ 6,566
Lease liabilities-current		3,497
Lease liabilities-non-current		3,500
Total lease liabilities	$ 6,357	6,997
Lease expenses		2,594
Sublease rental income		61
Cash paid on lease liabilities		2,701
Non-cash: Lease liabilities recognized from obtaining right-of-use assets		$ 3,197
Weighted average remaining lease term (years)		2 years 11 months 5 days
Weighted average discount rate	3.97%	4.11%
Lease payments:
Not later than 1 year		$ 3,714
Between 1 to 2 years		1,550
Between 2 to 3 years		925
Between 3 to 4 years		789
Between 4 to 5 years		463
Total lease payments (note)		7,441
Less: Discount factor		(444)
Total lease liabilities	$ 6,357	6,997
Future lease payments on lease not commenced		1,100
Short-term leases with lease terms equal or less than 12 months
Leases
Lease expenses		173
Leases with lease terms greater than 12 months
Leases
Lease expenses		2,421
Offices
Leases
Right-of-use assets	$ 4,877	5,938
Offices | United States
Leases
Right-of-use assets		$ 900
Existence of option to renew the lease		true
Offices | Hong Kong
Leases
Right-of-use assets		$ 1,100
Existence of option to terminate the lease		true
Advance notice period for lease termination option	3 months	3 months
Factories
Leases
Right-of-use assets	$ 383	$ 177
Others
Leases
Right-of-use assets	$ 487	451
Others | United Kingdom
Leases
Right-of-use assets		$ 300
Minimum
Leases
Terms of lease contracts		1 year
Maximum
Leases
Terms of lease contracts		5 years
Maximum | Offices | United States
Leases
Renewal term of lease		3 years